Fair Value of Financial Instruments - Summary of Fair Value of the Financial Instruments that are Measured at Fair Value on a Recurring Basis (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Short-term investments (Note 2(j))	¥ 2,833,763	¥ 2,820,711
Derivative assets – a forward exchange contract (Note 2(e))	0	105,183
Debt investments(i) (Note 14)	1,338,822	0
Long-term Debt, Fair Value	4,172,585	2,925,894
Liabilities
Derivative liabilities - a forward exchange contract (Note 2(e))	48,605	0
Level I [Member]
Assets
Short-term investments (Note 2(j))	0	0
Derivative assets – a forward exchange contract (Note 2(e))	0	0
Debt investments(i) (Note 14)	0	0
Long-term Debt, Fair Value		0
Liabilities
Derivative liabilities - a forward exchange contract (Note 2(e))	0	0
Level II [Member]
Assets
Short-term investments (Note 2(j))	2,833,763	2,820,711
Derivative assets – a forward exchange contract (Note 2(e))	0	105,183
Debt investments(i) (Note 14)	0	0
Long-term Debt, Fair Value	2,833,763	2,925,894
Liabilities
Derivative liabilities - a forward exchange contract (Note 2(e))	48,605	0
Level III [Member]
Assets
Short-term investments (Note 2(j))	0	0
Derivative assets – a forward exchange contract (Note 2(e))	0	0
Debt investments(i) (Note 14)	1,338,822	0
Long-term Debt, Fair Value	1,338,822	0
Liabilities
Derivative liabilities - a forward exchange contract (Note 2(e))	¥ 0	¥ 0